Note 10 - Short-term Debt (Details Textual) - USD ($)	1 Months Ended										6 Months Ended	12 Months Ended
	Dec. 31, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
Proceeds from Convertible Debt												$ 300,000	$ 5,910,000
Repayments of Convertible Debt													2,681,000
Gain (Loss) on Extinguishment of Debt								$ (195,000)				(2,424,000)	(195,000)
Proceeds from Related Party Debt												$ 5,505,000
Acuitas [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.98	$ 1.98	$ 1.98	$ 1.98	$ 2.82	$ 2.82
Repayments of Convertible Debt		$ 225,000
Proceeds from Issuance of Debt		$ 225,000
Warrant Term			5 years	5 years	5 years	5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		338,005	71,970	60,606	51,136	33,333	75,000
Class of Warrant or Right, Outstanding						47,475	106,818
Acuitas [Member] | Exchange of Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.60
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		498,927
July 2015 Convertible Debenture [Member]
Fair Value Inputs, Discount Rate									12.00%
Debt Instrument, Convertible, Conversion Price									$ 11.40
September Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1.80
Acuitas [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.98											$ 1.80
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		338,005											155,835
Acuitas [Member] | Exchange of Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.60
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		498,927
Acuitas [Member] | July 2015 Convertible Debenture [Member]
Debt Instrument, Face Amount									$ 3,550,000
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 11.40
Debt Instrument, Convertible, Conversion Price									$ 11.40
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									155,834
Acuitas [Member] | September Offering [Member]
Debt Instrument, Convertible, Conversion Price														$ 1.80
Director [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.60
Warrant Term		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		145,833
Proceeds from Related Party Debt		$ 2,800,000
Investors [Member] | December 2016 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.60											$ 6.60
Warrant Term	5 years
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion	40.00%											40.00%
Class of Warrant or Right, Issued During Period	337,139
Shamus [Member] | Shamus Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.10	$ 6.60										$ 5.10
Warrant Term	5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		53,030
Class of Warrant or Right, Percent of Securities Called by Warrants or Rights Upon Conversion	75.00%											75.00%
Class of Warrant or Right, Issued During Period	44,118
April 2015 Bridge Notes [Member]
Proceeds from Convertible Debt										$ 2,000,000
Debt Instrument, Face Amount										$ 2,120,000
Debt Instrument, Interest Rate, Stated Percentage										12.00%
Net Proceeds of Convertible Debt										$ 1,815,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 12				$ 1.80
Fair Value Inputs, Discount Rate										12.00%
April 2015 Bridge Notes [Member] | Crede [Member]
Repayments of Related Party Debt											$ 560,000
Promissory Note [Member] | Acuitas [Member]
Debt Instrument, Face Amount									$ 3,350,000
Debt Instrument, Interest Rate, Stated Percentage									8.00%
Proceeds from Short-term Debt, Maturing in Three Months or Less									$ 3,350,000
Repayments of Convertible Debt									$ 2,200,000
Promissory Note [Member] | Acuitas [Member] | Interest Rate Increase After Maturity [Member]
Debt Instrument, Interest Rate, Stated Percentage									12.00%
March 2016 Promissory Note [Member] | Acuitas [Member]
Debt Instrument, Face Amount							$ 900,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Proceeds from Issuance of Debt							$ 900,000
Debt Instrument, Term							30 days
Debt Instrument, Interest Rate, Stated Percentage After Maturity Date							12.00%
April 2016 Promissory Note [Member] | Acuitas [Member]
Debt Instrument, Face Amount						$ 1,300,000
Proceeds from Issuance of Debt						$ 400,000
May 2016 Promissory Note [Member] | Acuitas [Member]
Debt Instrument, Face Amount					$ 1,700,000
Proceeds from Issuance of Debt					$ 405,000
June 2016 Promissory Notes [Member] | Acuitas [Member]
Debt Instrument, Face Amount				$ 2,200,000
Proceeds from Issuance of Debt				$ 480,000
July 2016 Promissory Note [Member] | Acuitas [Member]
Debt Instrument, Face Amount			$ 2,800,000
Proceeds from Issuance of Debt			$ 570,000
Senior Promissory Note [Member] | Acuitas [Member] | Exchanged Senior Demand Notes [Member]
Debt Instrument, Face Amount	$ 2,800,000	$ 2,800,000										$ 2,800,000
Senior Promissory Note [Member] | Acuitas [Member] | Exchanged Senior Demand Notes [Member]
Debt Instrument, Face Amount		2,800,000
Senior Promissory Note [Member] | Shamus [Member]
Debt Instrument, Face Amount		$ 1,000,000
Debentures [Member] | Investors [Member]
Debt Instrument, Face Amount	$ 5,600,000											$ 5,600,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%											8.00%
Debentures [Member] | Shamus [Member]
Warrant Term												5 years
December 2016 Convertible Debenture [Member] | Investors [Member]
Debt Instrument, Face Amount	$ 2,800,000											$ 2,800,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%											8.00%
December 2016 Convertible Debenture [Member] | Shamus [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%											8.00%
Proceeds from Issuance of Debt	$ 300,000											$ 300,000